Revenues (Details) - Schedule of Revenues Based on the Nature and Characteristics - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues Based on the Nature and Characteristics [Line Items]
Revenue	$ 3,410,258	$ 473,853
Sales of products [Member]
Schedule of Revenues Based on the Nature and Characteristics [Line Items]
Revenue	3,200,126	473,853
Services and Non-recurring engineering and proof of concept contracts [Member]
Schedule of Revenues Based on the Nature and Characteristics [Line Items]
Revenue	$ 210,132